World Omni Auto Receivables Trust 2011-A		Exhibit 99.1
Monthly Servicer Certificate
December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	191,619,821.19	20,246
Yield Supplement Overcollateralization Amount at 11/30/13	4,436,124.49	0
Receivables Balance at 11/30/13	196,055,945.68	20,246
Principal Payments	10,733,603.83	427
Defaulted Receivables	332,561.21	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	4,009,604.93	0
Pool Balance at 12/31/13	180,980,175.71	19,797

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,494,538.17	352
Past Due 61-90 days	797,816.31	67
Past Due 91 + days	291,204.28	29
Total	5,583,558.76	448

Total 31+ Delinquent as % Ending Pool Balance	3.09%

Recoveries	193,115.39

Aggregate Net Losses/(Gains) - December 2013	139,445.82

Overcollateralization Target Amount	10,858,810.54
Actual Overcollateralization	10,858,810.54

Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	27.73

Flow of Funds	$ Amount

Collections	11,557,084.55
Advances	(3,371.91)
Investment Earnings on Cash Accounts	230.69
Servicing Fee	(163,379.95)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,390,563.38

Distributions of Available Funds
(1) Class A Interest	206,865.41
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	10,001,266.75
(9) Distribution to Certificateholders	1,084,762.10
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	11,390,563.38

Servicing Fee	163,379.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 12/16/13	180,122,631.92
Principal Paid	10,001,266.75
Note Balance @ 01/15/14	170,121,365.17

Class A-1
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-2
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-3
Note Balance @ 12/16/13	3,394,631.92
Principal Paid	3,394,631.92
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-4
Note Balance @ 12/16/13	127,995,000.00
Principal Paid	6,606,634.83
Note Balance @ 01/15/14	121,388,365.17
Note Factor @ 01/15/14	94.8383649%

Class B
Note Balance @ 12/16/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	24,366,000.00
Note Factor @ 01/15/14	100.0000000%

Class C
Note Balance @ 12/16/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	24,367,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	304,534.53
Total Principal Paid	10,001,266.75
Total Paid	10,305,801.28

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	3,140.03
Principal Paid	3,394,631.92
Total Paid to A-3 Holders	3,397,771.95

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	6,606,634.83
Total Paid to A-4 Holders	6,810,360.21

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3812744
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5214926
Total Distribution Amount	12.9027670

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0147419
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	15.9372391
Total A-3 Distribution Amount	15.9519810

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	51.6163509
Total A-4 Distribution Amount	53.2080176

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	49,062.18
Balance as of 12/31/13	45,690.27
Change	(3,371.91)

Reserve Account
Balance as of 12/16/13	2,064,965.17
Investment Earnings	39.35
Investment Earnings Paid	(39.35)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17